Basis of presentation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables				$ 126
Other receivable				$ 164
General and administration expenses	$ 1,210		$ 2,336
Sales and marketing expenses	$ 10		$ 16
Patents [member]
IfrsStatementLineItems [Line Items]
Useful life intangible assets description		expiring between 2027 and 2041.